Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio - Select Construction and Housing Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954